Cover	Jun. 20, 2022
Cover [Abstract]
Entity Registrant Name	FRITZY TECH INC.
Entity Central Index Key	0001622408
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Emerging Growth Company	true
Document Period End Date	Jun. 20, 2022
Entity Ex Transition Period	false
Entity File Number	333-199336
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	46-5250836
Entity Address Address Line 1	120 High Road
Entity Address Address Line 2	East Finchley
Entity Address City Or Town	London
Entity Address Country	GB
Entity Address Postal Zip Code	N2 9ED
City Area Code	315
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	274-1520